SEC Schedule IV Mortgage Loans on Real Estate	12 Months Ended
Dec. 31, 2021
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Abstract]
Investment in Mortgage Loans on Real Estate
Terra Property Trust, Inc.
Schedule IV — Mortgage Loans on Real Estate
As of December 31, 2021

Portfolio Company (1)	Collateral Location	Property Type	Interest Payment Rates	Maximum Maturity Date (2)	Periodic Payment Terms	Prior Liens	Face Amount	Carrying Amount
Mezzanine Loans:
150 Blackstone River Road, LLC	US - MA	Industrial	8.5%	9/6/2027	Interest Only	$—	$7,000,000	$7,000,000
High Pointe Mezzanine Investments, LLC	US - SC	Student housing	13.0%	1/6/2024	Interest Only	—	3,000,000	3,145,614
UNIJ Sole Member, LLC (3)	US - CA	Mixed-use	15.0%	6/1/2027	Interest Only	—	7,444,357	7,477,190

							17,444,357	17,622,804

First Mortgages:
14th & Alice Street Owner, LLC	US - CA	Multifamily	LIBOR + 4.0% (0.25% Floor)	4/15/2024	Interest Only	—	39,384,000	40,089,153
1389 Peachtree St, LP; 1401 Peachtree St, LP; 1409 Peachtree St, LP	US - GA	Office	LIBOR + 4.5%	8/10/2024	Interest Only	—	53,289,288	53,536,884
330 Tryon DE LLC	US - NC	Office	LIBOR + 4.25% (0.1% Floor)	3/1/2024	Interest Only	—	22,800,000	22,902,354
606 Fayetteville LLC and 401 E. Lakewood LLC	US - NC	Land	9.0%	8/1/2024	Interest Only	—	16,829,962	16,935,803
870 Santa Cruz, LLC	US - CA	Office	LIBOR + 6.75% (0.5% Floor)	12/15/2025	Interest Only	—	17,540,875	17,669,303
AGRE DCP Palm Springs, LLC	US - CA	Hotel - full/ select service	LIBOR +5.0% (1.8% Floor)	1/1/2025	Interest Only	—	43,222,381	43,669,992
Austin H. I. Borrower LLC (4)	US - TX	Hotel - full/ select service	LIBOR +7.5% (0.25% Floor)	10/1/2026	Interest Only	—	13,625,000	13,725,690
D-G Acquistion #6, LLC and D-G Quimisa, LLC	US - CA	Land	LIBOR +7.0% (0.25% Floor)	7/21/2025	Interest Only	—	8,607,092	8,605,341
Hillsborough Owners LLC (5)	US - NC	Mixed-use	LIBOR +8.0% (0.25% Floor)	11/1/2024	Interest Only	—	4,863,009	4,866,542
NB Factory TIC 1, LLC	US - UT	Student housing	LIBOR +5.0% (0.25% Floor)	3/5/2024	Interest Only	—	28,000,000	28,420,056
Patrick Henry Recovery Acquisition, LLC	US - CA	Office	LIBOR + 2.95% (1.5% Floor)	12/1/2024	Interest Only	—	18,000,000	18,041,124
The Lux Washington, LLC	US - WA	Land	LIBOR + 7.0% (0.75% Floor)	1/22/2026	Interest Only	—	3,523,401	3,382,683
University Park Berkeley, LLC	US - CA	Multifamily	LIBOR + 4.2% (1.5% Floor)	3/1/2025	Interest Only	—	25,815,378	25,991,962
Windy Hill PV Five CM, LLC	US - CA	Office	LIBOR + 6.0% (2.05% Floor)	9/20/2023	Interest Only	—	49,954,068	50,264,568

							345,454,454	348,101,455

Preferred equity investments:
370 Lex Part Deux, LLC (6)(7)	US -NY	Office	LIBOR + 8.25% (2.44% Floor)	1/9/2025	Interest Only	$—	$60,012,639	$60,012,639
REEC Harlem Holdings Company LLC (8)	US - NY	Mixed-use	LIBOR + 12.5%	3/9/2025	Interest Only	—	16,633,292	16,633,292
RS JZ Driggs, LLC (6)(7)(9)	US - NY	Multifamily	12.3%	8/1/2021	Interest Only	—	15,606,409	15,754,641

							92,252,340	92,400,572

Portfolio Company (1)	Collateral Location	Property Type	Interest Payment Rates	Maximum Maturity Date (2)	Periodic Payment Terms	Prior Liens	Face Amount	Carrying Amount
Credit facility:
William A. Shopoff & Cindy I. Shopoff (6)(7)	US - CA	Industrial	15.0%	4/4/2023	Interest Only		25,000,000	25,206,964

							25,000,000	25,206,964

Allowance for loan losses							—	(13,658,481)

Total investments							$480,151,151	$469,673,314

(1)	All of the Company’s loans have a prepayment penalty provision.
(2)	Maximum maturity date assumes all extension options are exercised.
(3)	Participation interest is with Mavik Real Estate Special Opportunities Fund REIT, LLC, a related-party real estate investment trust managed by the Manager (Note 8).
(4)
In September 2021, the Company refinanced a previously-defaulted mezzanine loan with a new first mortgage. This refinancing was accounted for as a troubled debt restructuring and the Company recognized a loss of $0.3 million on the restructuring.

(5)	Participation interest is with Terra Fund 6, an affiliated fund advised by the Terra Income Advisors, an affiliate of the Company’s sponsor and Manager (Note 8).
(6)
The loan participations from the Company do not qualify for sale accounting under ASC 860 and therefore, the gross amount of these loans remain in Schedule IV. See “
Obligations under Participation Agreements
” in Note 9 and “
Transfers of Participation Interest by the Company
” in Note 8 in the accompanying notes to the consolidated financial statements.

(7)	The Company sold a portion of its interest in this loan through a participation agreement to Terra Fund 6 (Note 8).
(8)	The Company recorded a specific allowance for loan loss of $12.8 million on this loan as a result of a decline in the value of the collateral (Note 4).
(9)	This loan is in maturity default. The Company has exercised its rights and is facilitating the completion of construction of the asset in anticipation of lease up and disposition of the asset.

Reconciliation of Mortgage Loans on Real Estate
Year Ended December 31, 2021
Balance, beginning of year	$422,280,515
Additions during the period:
New mortgage loans	252,437,733
PIK interest	1,955,109
Accrual, payment and accretion of investment-related fees and other, net	1,397,519
Deductions during the period:
Collections of principal	(196,780,456)
Provision for loan losses	(10,904,163)
Amortization of premium	(61,390)
Realized loss on loan repayments	(651,553)

Balance, end of year	$469,673,314